Employee Benefit Plans (Fair Value of Investments) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 2,208	CAD 1,301
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	732	CAD 682
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 114
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 31	CAD 12
Cash and cash equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	31	CAD 12
Cash and cash equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 0
Net In Transit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	(2.00%)
Defined Benefit Plan, Fair Value of Plan Assets	CAD (42)
Net In Transit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	(42)
Net In Transit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Net Asset Value Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 1,362
Open Ended Invesments Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	51.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 1,132
Collective Trust Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	11.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 230
Other investments measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations		48.00%
Defined Benefit Plan, Fair Value of Plan Assets		CAD 619
Other investments measured at Net Asset Value [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		CAD 0
Equity Securities, Canadian [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	9.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 192	CAD 190
Equity Securities, Canadian [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 192	CAD 190
Equity Securities, United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	14.00%	18.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 303	CAD 240
Equity Securities, United States [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 303	CAD 240
Equity Securities, Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	11.00%	18.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 243	CAD 240
Equity Securities, Other [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 243	240
Government Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 47
Government Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 47
Corporate Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	2.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 53
Corporate Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 53
Other Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	9.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 19
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5
Other Fixed Income Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 2,208	1,300	CAD 1,205
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 39	CAD 6	CAD 5
Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1
Postretirement Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 33
Postretirement Benefit Plan [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	3.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 1
Postretirement Benefit Plan [Member] | Cash and cash equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1
Postretirement Benefit Plan [Member] | Cash and cash equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 0
Postretirement Benefit Plan [Member] | Life insurance policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	85.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 33
Postretirement Benefit Plan [Member] | Life insurance policies [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Postretirement Benefit Plan [Member] | Life insurance policies [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33
Postretirement Benefit Plan [Member] | Net Asset Value Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 5
Postretirement Benefit Plan [Member] | Other investments measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	12.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 5
Post Retirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 39	CAD 5
Post Retirement Benefit Plans | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Post Retirement Benefit Plans | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 33	CAD 0
Post Retirement Benefit Plans | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	3.00%	20.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 1	CAD 1
Post Retirement Benefit Plans | Cash and cash equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	1
Post Retirement Benefit Plans | Cash and cash equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 0	0
Post Retirement Benefit Plans | Life insurance policies [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	85.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 33
Post Retirement Benefit Plans | Life insurance policies [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Post Retirement Benefit Plans | Life insurance policies [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33
Post Retirement Benefit Plans | Net Asset Value Member [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	CAD 5	CAD 4
Post Retirement Benefit Plans | Other investments measured at Net Asset Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	12.00%	80.00%
Defined Benefit Plan, Fair Value of Plan Assets	CAD 5	CAD 4